Acquisition of Bullmoose Mines Ltd (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of purchase price allocation

The purchase price allocation has been determined as follows:

Assets purchased:	$
Cash and cash equivalents	165
Prepaid expenses	26
Mineral property interests	421,199

Total assets acquired	421,390

Liabilities assumed:
Accounts payable	47,019

Net assets acquired	374,371

Purchase price	374,371